T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings  264,400 17,273
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  871,700 22,804
40,077
Entertainment 0.7%
Endeavor Group Holdings, Class A  1,427,400 36,727
TKO Group Holdings  273,700 23,650
60,377
Interactive Media & Services 0.0%
Reddit, Class A (1) 82,720 4,080
4,080
Media 0.6%
Nexstar Media Group  275,000 47,380
Thryv Holdings (1) 309,500 6,880
54,260
Total Communication Services 158,794
CONSUMER DISCRETIONARY 14.6%
Automobile Components 0.5%
LCI Industries  39,700 4,885
Patrick Industries  183,750 21,953
Visteon (1) 118,000 13,878
40,716
Distributors 0.4%
Pool  86,000 34,701
34,701
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 191,654 21,726
Duolingo (1) 156,000 34,410
Grand Canyon Education (1) 171,000 23,292
H&R Block  383,300 18,824
Stride (1) 341,700 21,544
119,796
Hotels, Restaurants & Leisure 5.3%
Bloomin' Brands  749,200 21,487
Boyd Gaming  705,400 47,488
Cava Group (1) 167,321 11,721
Choice Hotels International  177,600 22,440
Churchill Downs  265,980 32,915

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Domino's Pizza  90,487 44,961
Hilton Grand Vacations (1) 363,000 17,137
Light & Wonder (1) 553,200 56,476
Red Rock Resorts, Class A  266,300 15,930
Texas Roadhouse  468,600 72,385
Travel + Leisure  213,400 10,448
United Parks & Resorts (1) 154,600 8,690
Wingstop  225,600 82,660
444,738
Household Durables 2.4%
Cavco Industries (1) 76,714 30,613
Green Brick Partners (1) 368,700 22,207
Installed Building Products  142,600 36,895
Skyline Champion (1) 361,300 30,714
Tempur Sealy International  898,600 51,058
TopBuild (1) 77,400 34,113
205,600
Leisure Products 0.6%
Brunswick  200,340 19,337
Mattel (1) 1,633,200 32,354
51,691
Specialty Retail 3.3%
Abercrombie & Fitch, Class A (1) 329,100 41,246
Academy Sports & Outdoors  305,500 20,633
Asbury Automotive Group (1) 79,300 18,697
Carvana (1) 548,100 48,184
Dick's Sporting Goods  164,800 37,057
Murphy USA  172,600 72,354
Penske Automotive Group  136,500 22,112
Valvoline (1) 365,900 16,308
276,591
Textiles, Apparel & Luxury Goods 0.7%
Crocs (1) 125,800 18,090
Deckers Outdoor (1) 46,200 43,486
61,576
Total Consumer Discretionary 1,235,409
CONSUMER STAPLES 4.2%
Beverages 0.8%
Celsius Holdings (1) 245,300 20,340
Coca-Cola Consolidated  51,700 43,760
64,100
Consumer Staples Distribution & Retail 0.8%
BJ's Wholesale Club Holdings (1) 67,100 5,076

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Casey's General Stores  87,900 27,992
Performance Food Group (1) 469,300 35,028
68,096
Food Products 0.7%
Post Holdings (1) 403,700 42,905
Simply Good Foods (1) 454,300 15,460
58,365
Personal Care Products 1.9%
BellRing Brands (1) 864,900 51,055
Coty, Class A (1) 976,200 11,675
elf Beauty (1) 333,600 65,396
Inter Parfums  241,200 33,891
162,017
Total Consumer Staples 352,578
ENERGY 4.0%
Energy Equipment & Services 2.4%
ChampionX  466,900 16,757
Expro Group Holdings (1) 441,200 8,811
Noble  619,400 30,035
TechnipFMC  925,400 23,237
Tidewater (1) 403,000 37,076
Weatherford International (1) 748,800 86,426
202,342
Oil, Gas & Consumable Fuels 1.6%
Centrus Energy, Class A (1) 251,900 10,461
Dorian LPG  155,500 5,981
Kosmos Energy (1) 1,393,000 8,302
Matador Resources  694,400 46,365
PBF Energy, Class A  74,300 4,277
Range Resources  273,300 9,410
SM Energy  483,300 24,093
Southwestern Energy (1) 3,857,000 29,236
138,125
Total Energy 340,467
FINANCIALS 5.9%
Banks 0.5%
Bancorp (1) 841,600 28,160
ServisFirst Bancshares  223,900 14,858
43,018
Capital Markets 1.8%
Blue Owl Capital  1,601,200 30,199
Donnelley Financial Solutions (1) 237,200 14,709

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FactSet Research Systems  61,200 27,809
Hamilton Lane, Class A  287,900 32,463
LPL Financial Holdings  66,200 17,490
MarketAxess Holdings  21,700 4,758
StoneX Group (1) 327,150 22,985
150,413
Financial Services 1.3%
Affirm Holdings (1) 171,900 6,405
Euronet Worldwide (1) 212,100 23,316
EVERTEC  440,700 17,584
Mr Cooper Group (1) 255,000 19,877
Payoneer Global (1) 2,924,500 14,213
Shift4 Payments, Class A (1) 407,200 26,904
108,299
Insurance 2.3%
Kinsale Capital Group  45,900 24,086
Oscar Health, Class A (1) 719,500 10,699
Palomar Holdings (1) 120,780 10,125
Primerica  200,300 50,668
RLI  193,000 28,655
Ryan Specialty Holdings  637,000 35,353
Selective Insurance Group  290,400 31,703
191,289
Total Financials 493,019
HEALTH CARE 22.0%
Biotechnology 9.5%
ACADIA Pharmaceuticals (1) 712,912 13,182
Agios Pharmaceuticals (1) 290,281 8,488
Akero Therapeutics (1) 333,756 8,431
Alkermes (1) 869,200 23,529
Allogene Therapeutics (1)(3) 365,301 1,633
Alpine Immune Sciences (1) 250,500 9,930
Amicus Therapeutics (1) 940,700 11,081
Arcellx (1) 180,600 12,561
Avidity Biosciences (1) 522,574 13,336
Avidity Biosciences Pipe PP, Acquisition Date: 2/29/24,
Cost $4,666 (1)(4) 282,793 6,856
Biohaven (1) 757,666 41,437
Biomea Fusion (1)(3) 130,400 1,949
Blueprint Medicines (1) 493,085 46,774
Bridgebio Pharma (1) 568,500 17,578
Catalyst Pharmaceuticals (1) 890,500 14,195
Celldex Therapeutics (1) 264,986 11,121
Cerevel Therapeutics Holdings (1)(3) 214,200 9,054

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (1) 345,703 16,182
CRISPR Therapeutics (1)(3) 412,258 28,099
Cytokinetics (1) 525,400 36,836
Day One Biopharmaceuticals (1) 237,820 3,929
Denali Therapeutics (1) 212,100 4,352
Disc Medicine (1) 65,800 4,097
Exelixis (1) 1,619,900 38,440
Halozyme Therapeutics (1) 944,100 38,406
Ideaya Biosciences (1) 272,602 11,962
IGM Biosciences (1)(3) 143,152 1,381
Immunovant (1) 201,318 6,505
Insmed (1) 1,152,693 31,273
Intellia Therapeutics (1) 333,296 9,169
Ionis Pharmaceuticals (1) 641,100 27,792
Iovance Biotherapeutics (1) 1,139,716 16,891
Krystal Biotech (1) 105,300 18,736
Kymera Therapeutics (1) 562,199 22,600
Madrigal Pharmaceuticals (1) 56,308 15,036
Merus (1)(3) 126,700 5,705
Mirum Pharmaceuticals (1)(3) 93,100 2,339
Monte Rosa Therapeutics (1)(3) 142,500 1,005
MoonLake Immunotherapeutics (1)(3) 101,200 5,083
Morphic Holding (1) 199,226 7,013
Natera (1) 456,000 41,706
Neurocrine Biosciences (1) 169,226 23,340
Nurix Therapeutics (1)(3) 149,800 2,202
Nuvalent, Class A (1) 133,665 10,037
Prothena (1) 418,230 10,359
PTC Therapeutics (1) 456,100 13,268
Relay Therapeutics (1) 599,600 4,977
Replimune Group (1) 468,666 3,829
REVOLUTION Medicines (1) 221,392 7,135
Rhythm Pharmaceuticals (1) 199,000 8,623
Rocket Pharmaceuticals (1) 286,029 7,706
Scholar Rock Holding (1) 349,151 6,201
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $— (1)(4) 22,712 260
SpringWorks Therapeutics (1) 211,023 10,386
Ultragenyx Pharmaceutical (1) 347,852 16,241
Vaxcyte (1) 320,300 21,880
Xencor (1) 468,800 10,374
Zentalis Pharmaceuticals (1) 158,711 2,501
804,991
Health Care Equipment & Supplies 3.8%
CONMED  137,500 11,011

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Globus Medical, Class A (1) 692,800 37,162
Haemonetics (1) 231,900 19,793
Inari Medical (1) 260,900 12,518
Inspire Medical Systems (1) 121,500 26,097
iRhythm Technologies (1) 143,100 16,599
Lantheus Holdings (1) 584,200 36,361
Merit Medical Systems (1) 598,200 45,314
Penumbra (1) 92,400 20,622
PROCEPT BioRobotics (1) 410,284 20,276
Shockwave Medical (1) 51,399 16,737
STERIS  145,866 32,793
TransMedics Group (1) 215,900 15,964
UFP Technologies (1) 32,000 8,070
319,317
Health Care Providers & Services 4.7%
Addus HomeCare (1) 237,700 24,564
AMN Healthcare Services (1) 289,000 18,065
Chemed  21,000 13,481
CorVel (1) 160,566 42,222
Encompass Health  356,300 29,423
Ensign Group  637,000 79,256
Guardant Health (1) 386,764 7,979
Molina Healthcare (1) 155,700 63,966
NeoGenomics (1) 438,600 6,895
Option Care Health (1) 1,266,651 42,484
Tenet Healthcare (1) 672,300 70,665
399,000
Health Care Technology 0.2%
Evolent Health, Class A (1) 506,500 16,608
16,608
Life Sciences Tools & Services 2.5%
10X Genomics, Class A (1) 465,200 17,459
Bruker  205,600 19,314
Charles River Laboratories International (1) 111,100 30,102
Medpace Holdings (1) 181,100 73,192
Repligen (1) 190,900 35,110
West Pharmaceutical Services  94,700 37,474
212,651
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals (1) 432,000 18,969
Arvinas (1) 329,665 13,608
Catalent (1) 172,241 9,723
Intra-Cellular Therapies (1) 511,700 35,410
Pacira BioSciences (1) 211,000 6,165

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pliant Therapeutics (1) 191,918 2,860
Prestige Consumer Healthcare (1) 234,000 16,979
Supernus Pharmaceuticals (1) 303,400 10,349
114,063
Total Health Care 1,866,630
INDUSTRIALS & BUSINESS SERVICES 23.8%
Aerospace & Defense 2.2%
Cadre Holdings  353,300 12,789
Curtiss-Wright  313,700 80,288
Leonardo DRS (1) 1,673,364 36,965
Moog, Class A  50,100 7,998
Woodward  312,500 48,163
186,203
Air Freight & Logistics 0.4%
GXO Logistics (1) 606,900 32,627
32,627
Building Products 3.5%
AAON  396,400 34,923
AZEK (1) 988,300 49,633
Builders FirstSource (1) 227,800 47,508
CSW Industrials  149,000 34,955
Gibraltar Industries (1) 112,900 9,092
Simpson Manufacturing  270,500 55,501
UFP Industries  504,100 62,009
293,621
Commercial Services & Supplies 1.8%
Casella Waste Systems, Class A (1) 597,600 59,085
Clean Harbors (1) 219,400 44,167
MSA Safety  173,800 33,646
Rentokil Initial, ADR (3) 541,760 16,334
153,232
Construction & Engineering 2.1%
API Group (1) 1,076,335 42,268
Comfort Systems USA  262,900 83,526
EMCOR Group  80,800 28,296
WillScot Mobile Mini Holdings (1) 513,300 23,868
177,958
Electrical Equipment 1.3%
Atkore  300,543 57,211
NEXTracker, Class A (1) 82,200 4,625
Vertiv Holdings, Class A  577,000 47,124
108,960

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.9%
Landstar System  164,900 31,786
Saia (1) 119,300 69,790
XPO (1) 517,600 63,163
164,739
Machinery 4.0%
Albany International, Class A  23,400 2,188
Federal Signal  538,400 45,694
John Bean Technologies  134,500 14,108
Kadant  171,400 56,236
Lincoln Electric Holdings  171,200 43,731
RBC Bearings (1) 171,125 46,264
SPX Technologies (1) 413,200 50,877
Symbotic (1)(3) 280,300 12,614
Toro  121,600 11,142
Watts Water Technologies, Class A  246,700 52,436
335,290
Professional Services 4.2%
ASGN (1) 150,900 15,808
Booz Allen Hamilton Holding  403,100 59,836
Broadridge Financial Solutions  111,900 22,924
CACI International, Class A (1) 152,600 57,810
CBIZ (1) 611,700 48,018
ExlService Holdings (1) 1,527,400 48,571
FTI Consulting (1) 196,300 41,280
Paylocity Holding (1) 80,400 13,818
TriNet Group  166,200 22,020
Verra Mobility (1) 1,067,200 26,648
356,733
Trading Companies & Distributors 2.4%
Boise Cascade  168,200 25,797
Core & Main, Class A (1) 1,089,800 62,391
FTAI Aviation  630,100 42,405
Herc Holdings  88,200 14,844
SiteOne Landscape Supply (1) 208,696 36,428
Watsco  58,300 25,184
207,049
Total Industrials & Business Services 2,016,412
INFORMATION TECHNOLOGY 17.9%
Communications Equipment 0.1%
Extreme Networks (1) 460,300 5,312
5,312

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 2.8%
Advanced Energy Industries  265,500 27,076
Fabrinet (1) 328,800 62,150
Littelfuse  50,800 12,311
Novanta (1) 329,700 57,622
Teledyne Technologies (1) 46,230 19,848
Vontier  1,195,600 54,232
Zebra Technologies, Class A (1) 16,200 4,883
238,122
IT Services 0.5%
Gartner (1) 53,500 25,502
Perficient (1) 260,611 14,670
40,172
Semiconductors & Semiconductor Equipment 4.5%
Astera Labs (1)(3) 67,825 5,032
Axcelis Technologies (1) 333,800 37,225
Cirrus Logic (1) 241,130 22,319
Diodes (1) 425,500 29,998
Entegris  133,400 18,748
FormFactor (1) 357,900 16,331
Kulicke & Soffa Industries  347,200 17,468
Lattice Semiconductor (1) 383,300 29,986
MKS Instruments  128,100 17,037
Monolithic Power Systems  41,707 28,253
Onto Innovation (1) 389,500 70,531
Photronics (1) 560,100 15,862
Power Integrations  297,100 21,257
Rambus (1) 767,300 47,427
377,474
Software 9.9%
A10 Networks  788,200 10,790
ACI Worldwide (1) 446,600 14,832
Agilysys (1) 299,700 25,253
Appfolio, Class A (1) 137,300 33,877
Blackbaud (1) 277,100 20,544
Box, Class A (1) 665,000 18,833
Descartes Systems Group (1) 637,300 58,332
DoubleVerify Holdings (1) 979,551 34,441
Fair Isaac (1) 30,000 37,488
Fortinet (1) 444,300 30,350
Informatica, Class A (1) 883,300 30,916
Manhattan Associates (1) 167,000 41,788
MicroStrategy, Class A (1)(3) 40,500 69,035
Nutanix, Class A (1) 1,150,800 71,027

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PowerSchool Holdings, Class A (1)(3) 911,300 19,402
PTC (1) 215,250 40,669
Q2 Holdings (1) 533,400 28,036
Qualys (1) 256,300 42,769
Rapid7 (1) 357,200 17,517
Sapiens International  617,000 19,843
Smartsheet, Class A (1) 696,100 26,800
SPS Commerce (1) 301,100 55,673
Tenable Holdings (1) 638,000 31,536
Teradata (1) 273,000 10,557
Tyler Technologies (1) 75,800 32,216
Workiva (1) 219,100 18,580
841,104
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1) 59,200 3,078
Super Micro Computer (1) 8,000 8,080
11,158
Total Information Technology 1,513,342
MATERIALS 3.8%
Chemicals 1.4%
Axalta Coating Systems (1) 1,018,700 35,033
Balchem  134,200 20,794
Element Solutions  824,800 20,604
Olin  556,400 32,716
Quaker Chemical  62,700 12,869
122,016
Construction Materials 0.8%
Eagle Materials  257,000 69,840
69,840
Containers & Packaging 0.3%
Graphic Packaging Holding  756,000 22,060
22,060
Metals & Mining 0.8%
Alpha Metallurgical Resources  72,500 24,010
ATI (1) 885,300 45,301
69,311
Paper & Forest Products 0.5%
Louisiana-Pacific  513,700 43,105
43,105
Total Materials 326,332

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.7%
Industrial Real Estate Investment Trusts 0.5%
First Industrial Realty Trust, REIT  424,100 22,282
Rexford Industrial Realty, REIT  251,500 12,650
Terreno Realty, REIT  160,400 10,651
45,583
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  207,700 13,376
13,376
Total Real Estate 58,959
UTILITIES 0.2%
Independent Power & Renewable Electricity Producers 0.2%
Ormat Technologies  271,300 17,957
Total Utilities 17,957
Total Common Stocks (Cost $5,324,352) 8,379,899
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 55,333,614 55,334
Total Short-Term Investments (Cost $55,334) 55,334
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 114,900,018 114,900
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 114,900
Total Securities Lending Collateral (Cost $114,900) 114,900
Total Investments in Securities 101.0%
(Cost $5,494,586) $ 8,550,133
Other Assets Less Liabilities (1.0)% (85,705)
Net Assets 100.0% $ 8,464,428

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$7,116 and represents 0.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 748++
Totals $ —# $ — $ 748+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 243,848  ¤  ¤ $ 170,234
Total $ 170,234^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $748 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $170,234.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,372,783 $ 7,116 $ — $ 8,379,899
Short-Term Investments 55,334 — — 55,334
Securities Lending Collateral 114,900 — — 114,900
Total $ 8,543,017 $ 7,116 $ — $ 8,550,133

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F120-054Q1 03/24